Label	Element	Value
MFS® Municipal Limited Maturity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000063075_SupplementTextBlock	SUPPLEMENT TO PROSPECTUS The date of this supplement is September 28, 2015. MFS® Municipal Limited Maturity Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Municipal Limited Maturity Fund
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Effective immediately, the row for the Barclays 1-9 Year Municipal Bond Index in the "Performance Table" in the sub-section entitled "Performance Information" under the main heading "Summary of Key Information" is restated in its entirety as follows:

MFS® Municipal Limited Maturity Fund | Barclays 1-9 Year Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays 1-9 Year Municipal Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.66%